Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (11,023,121)	$ (9,751,609)	$ (44,699,313)	$ (34,860,963)	$ (27,894,834)
Items not affecting cash:
Depreciation and amortization	1,943,213	1,970,950	8,924,812	6,778,100	4,044,143
Share-based compensation	252,933	375,274	1,867,915	1,454,235	1,468,361
Finance costs	1,858,637	2,235,927	8,618,794	6,020,636	3,217,500
Fair value (gain) loss on derivatives	(2,493,270)	1,564,149	6,040,121
Impairment					600,657
Other income	(2,841)	(697,237)	(2,675,671)	(92,535)	(167,913)
Recovery of expected credit loss	(54,782)
Provision for expected credit loss			1,159,742	223,129	432,073
Unrealized foreign currency exchange (gain) loss	(26,400)	71,956	(534,993)	1,034,501	542,016
Business acquisition costs				149,596	8,880,000
Current tax expense (recovery)	288,863	238,797	157,303	(295,709)	181,895
Deferred income tax recovery	(890,816)	(119,224)	(1,822,109)	(668,209)	(2,692,313)
Gain on settlement of lease liability					(99,979)
Increase (decrease) in working capital	7,353,522	(41,509)	(1,988,521)	(904,212)	(2,131,240)
Interest paid	(976,459)	(777,149)	(3,377,851)	(3,535,805)	(1,992,496)
Taxes paid				(158,564)	(376,093)
Net cash used in operating activities	(3,770,521)	(4,929,675)	(28,329,771)	(24,855,800)	(15,988,223)
Investing activities
Acquisition of property and equipment	(11,040)	(20,486)	(625,202)	(127,688)	(138,123)
Acquisition of and expenditure on intangible assets		(440,965)	(438,725)	(809,764)
Acquisition of royalty agreement					(204,604)
Acquisition of assets of AirFusion				(835,302)
Acquisition of business, net of cash acquired				(4,622,400)	(20,389,426)
Net cash used in investing activities	(11,040)	(461,451)	(1,063,927)	(6,395,154)	(20,732,153)
Financing activities
Payment of lease liabilities	(121,068)	(297,637)	(1,095,327)	(814,072)	(422,783)
Repayment of loans	(3,273,055)	(2,641,604)	(9,781,554)	(9,011,638)	(6,787,528)
Proceeds from loans and bank indebtedness, net of transaction costs	4,310,588	2,151,212	13,752,698	8,726,766	16,539,700
Net change in bank overdraft	173,102	66,153
Net (repayments) advances of bank indebtedness			(1,004,211)	(495,026)	1,471,805
Proceeds from issuance of shares, net of issuance costs			20,300,920	14,526,300
Proceeds from issuance of convertible debentures, net of costs			5,424,661	5,285,997	22,865,049
Proceeds from issuance of warrants, net of issuance costs			5,415,864	12,217,171	1,727,202
Proceeds from the exercise of stock options, net of issuance costs		5,329,835		70,000	543,249
Proceeds from exercise of warrants, net				1,495,692
Income tax withholding on RSUs			(86,173)	(144,393)
Net cash provided by financing activities	1,089,567	4,607,959	32,926,878	31,856,797	35,936,694
Net decrease in cash and cash equivalents	(2,691,994)	(783,167)	3,533,180	605,843	(783,682)
Effect of exchange rate fluctuations on cash held	(23,042)	(18,297)	(56,012)	(24,144)	(12,922)
Cash and cash equivalents, beginning of year	4,588,057	1,110,889	1,110,889	529,190	1,325,794
Cash and cash equivalents, end of year	$ 1,873,021	$ 309,425	$ 4,588,057	$ 1,110,889	$ 529,190